Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 6,009		¥ 11,089	¥ 13,844
Income tax expenses	¥ 6,009	$ 823	¥ 11,089	¥ 13,844